GROSS VERSUS NET REVENUE RECOGNITION	9 Months Ended
Sep. 30, 2017
Revenue Recognition [Abstract]
GROSS VERSUS NET REVENUE RECOGNITION
GROSS VERSUS NET REVENUE RECOGNITION
In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers.  The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis.  That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue.  For the three and nine months ended September 30, 2017, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $64,254 and $194,045, respectively. For the three and nine months ended September 30, 2016, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $62,249 and $92,146, respectively.